UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21224

Investment Company Act File Number

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.1%

Security	Principal Amount (000’s omitted)	Value
Education — 6.5%
Michigan Technological University, 4.00%, 10/1/36	$570	$578,390
Wayne State University, 5.00%, 11/15/40	775	852,818

		$1,431,208

Electric Utilities — 7.7%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$953,343
Michigan Public Power Agency, 5.00%, 1/1/43	700	736,456

		$1,689,799

General Obligations — 26.7%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$515,460
Comstock Park Public Schools, 5.125%, 5/1/31	205	225,961
Comstock Park Public Schools, 5.25%, 5/1/33	165	181,394
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	725,429
Grass Lake Community Schools, 5.00%, 5/1/30(1)	430	488,248
Lansing Community College, 5.00%, 5/1/30	1,000	1,130,330
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	775,312
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	711,613
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,094,020

		$5,847,767

Hospital — 24.4%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$820,657
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	533,625
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	816,630
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	813,788
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	543,580
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	743,785
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,067,690

		$5,339,755

Insured-Bond Bank — 3.0%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$664,503

		$664,503

Insured-Education — 2.2%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$476,617

		$476,617

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$579,799

		$579,799

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 15.0%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,139,449
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,150,367

		$3,289,816

Insured-General Obligations — 34.0%
Battle Creek, (BAM), 5.00%, 6/1/33	$500	$541,970
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	545,135
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	818,963
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,225,648
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,058,460
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,141,250
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	541,150
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,036,326
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	537,485

		$7,446,387

Insured-Lease Revenue/Certificates of Participation — 9.1%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$505,860
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	3,100	1,476,995

		$1,982,855

Insured-Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$181,266
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	80,479

		$261,745

Insured-Water and Sewer — 14.2%
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	$1,000	$1,105,650
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,648,155
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	342,660

		$3,096,465

Lease Revenue/Certificates of Participation — 4.7%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30(2)	$1,000	$1,027,270

		$1,027,270

Special Tax Revenue — 5.1%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,108,800

		$1,108,800

Water and Sewer — 4.6%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$741,004
Port Huron, Water Supply System, 5.25%, 10/1/31	250	270,135

		$1,011,139

Total Tax-Exempt Investments — 161.1% (identified cost $33,201,927)		$35,253,925

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.9)%		$(13,325,421)

Other Assets, Less Liabilities — (0.2)%		$(54,576)

Net Assets Applicable to Common Shares — 100.0%		$21,873,928

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 50.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 15.4% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

The Fund did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,132,105

Gross unrealized appreciation	$2,198,072
Gross unrealized depreciation	(76,252)

Net unrealized appreciation	$2,121,820

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$35,253,925	$—	$35,253,925
Total Investments	$—	$35,253,925	$—	$35,253,925

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015